BASIC AND DILUTED NET EARNINGS PER SHARE (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Numerator:
Net income attributed to Sapiens shareholders	$ 19,336	$ 20,016	$ 14,463
Adjustment to redeemable non-controlling interest	443	224	0
Net income used for earnings per share	$ 19,779	$ 20,240	$ 14,463
Denominator (thousands):
Denominator for basic earnings per share - weighted average number of common shares, net of treasury stock	48,947	48,121	47,210
Stock options and warrants	833	1,206	1,427
Denominator for diluted net earnings per share - adjusted weighted average number of shares	49,780	49,327	48,637